Acquisitions, Collaborations and Other Arrangements (Details)	3 Months Ended			12 Months Ended						3 Months Ended	1 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Reata collaboration related to bardoxolone methyl USD ($)	Dec. 31, 2011 Reata collaboration related to bardoxolone methyl USD ($)	Dec. 31, 2010 Reata collaboration related to bardoxolone methyl USD ($)	Dec. 31, 2011 Reata collaboration related to oral antioxidant inflammation modulators USD ($)	Oct. 30, 2012 Seattle Genetics, Inc. USD ($)	Dec. 31, 2012 Seattle Genetics, Inc. USD ($)	May 31, 2012 Action Pharma A/S USD ($)	Feb. 29, 2012 Galapagos NV USD ($)	Mar. 31, 2013 Galapagos NV USD ($)	Dec. 31, 2012 Galapagos NV USD ($)	Jun. 30, 2011 Biotest AG USD ($)	Dec. 31, 2012 Biotest AG USD ($)	Jun. 30, 2010 Neurocrine Biosciences, Inc. USD ($)	Dec. 31, 2012 Neurocrine Biosciences, Inc. USD ($)	Dec. 31, 2010 Solvay SA Pharmaceuticals USD ($)	Feb. 28, 2010 Solvay SA Pharmaceuticals USD ($)	Feb. 28, 2010 Solvay SA Pharmaceuticals EUR (€)	Dec. 31, 2012 Solvay SA Pharmaceuticals Minimum	Dec. 31, 2012 Solvay SA Pharmaceuticals Maximum	Dec. 31, 2012 Solvay SA Pharmaceuticals Average	Apr. 30, 2010 Facet Biotech Corporation USD ($)
Acquisitions, Collaborations and Other Arrangements
Cash outflows related to acquisitions, collaborations and other arrangements	$ 0		$ 671,000,000	$ 688,000,000	$ 273,000,000	$ 2,621,000,000
Acquisitions
Cash paid for business acquisition																						1,900,000,000					430,000,000
Potential additional annual payments for business acquisition if milestones are met in 2011, 2012, 2013 (in euros per year)																							100,000,000
Estimated fair value of milestone based contingent consideration																						290,000,000
Net sales	4,329,000,000		4,173,000,000	18,380,000,000	17,444,000,000	15,638,000,000															1,100,000,000
Allocation of the fair value of the arrangement
Acquired intangible assets, non-deductible																						1,800,000,000
IPR&D, non-deductible																						500,000,000
Goodwill, non-deductible																						400,000,000					381,000,000
Deferred income taxes																						(500,000,000)
Total consideration																						2,200,000,000
Useful life of acquired intangible assets , consisting primarily of product rights																								2 years	13 years	8 years
Collaborations and Other Arrangements
Equity interest acquired								62,000,000	62,000,000
Acquired in-process research and development (IPR&D) charges	0		150,000,000	288,000,000	673,000,000	313,000,000		188,000,000	238,000,000	400,000,000	28,000,000		110,000,000	150,000,000			85,000,000		75,000,000
Research and development							50,000,000
Payments for achievement of certain milestones under an agreement							150,000,000					220,000,000			1,200,000,000	1,200,000,000		395,000,000		500,000,000
Impairment of an equity security		$ 52,000,000		$ 52,000,000
Agreement term											2 years